CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)	Common shares Class A Common Shares CNY	Common shares Class B Common Shares CNY	Common shares CNY	Additional paid-in capital Class A Shares CNY	Additional paid-in capital Series A Shares CNY	Additional paid-in capital Series B Shares CNY	Additional paid-in capital Series C Shares CNY	Additional paid-in capital Series D Shares CNY	Additional paid-in capital Series E Shares CNY	Additional paid-in capital Class A Common Shares CNY	Additional paid-in capital Class B Common Shares CNY	Additional paid-in capital CNY	Accumulated other comprehensive income CNY	Accumulated deficits Class A Shares CNY	Accumulated deficits Series B Shares CNY	Accumulated deficits Series C Shares CNY	Accumulated deficits Series D Shares CNY	Accumulated deficits Series E Shares CNY	Accumulated deficits CNY	Class A Shares CNY	Series A Shares CNY	Series B Shares CNY	Series C Shares CNY	Series D Shares CNY	Series E Shares CNY	Class A Common Shares CNY	Class B Common Shares USD ($)	Class B Common Shares CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2011			40,281										715,430						(286,208,579)											(285,452,868)
Balance (in shares) at Dec. 31, 2011			6,096,842
Increase (Decrease) in Stockholders' Equity
Issuance of warrants												11,570,602																		11,570,602
Share-based compensation												6,683,456																		6,683,456
Accretion on convertible redeemable preferred shares to redemption value					(9,066,909)	(9,187,149)									(29,366,551)	(63,108,024)	(44,324,631)				(9,066,909)	(38,553,700)	(63,108,024)	(44,324,631)
Net loss																			(175,710,088)											(175,710,088)
Foreign currency translation adjustment													1,475,502																	1,475,502
Balance at Dec. 31, 2012			40,281										2,190,932						(598,717,873)											(596,486,660)
Balance (in shares) at Dec. 31, 2012			6,096,842
Increase (Decrease) in Stockholders' Equity
Modification of warrants												1,021,523							(1,021,523)											0
Share-based compensation												6,206,213																		6,206,213
Accretion on convertible redeemable preferred shares to redemption value					(4,008,032)	(19,970,552)								(5,563,627)	(15,098,774)	(74,328,662)	(65,070,473)	(7,094,798)		(5,563,627)	(4,008,032)	(35,069,326)	(74,328,662)	(65,070,473)	(7,094,798)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds												16,750,848																		16,750,848
Deemed dividend to preferred shareholders at extinguishment of convertible bonds and promissory note																			(44,163,640)											(44,163,640)
Net loss																			(152,214,030)											(152,214,030)
Foreign currency translation adjustment													4,391,112																	4,391,112
Balance at Dec. 31, 2013			40,281										6,582,044						(963,273,400)											(956,651,075)
Balance (in shares) at Dec. 31, 2013			6,096,842																							31,033,332	83,345,911	83,345,911		6,096,842
Increase (Decrease) in Stockholders' Equity
Share-based compensation												12,681,141																		12,681,141
Accretion on convertible redeemable preferred shares to redemption value				(3,520,886)	(69,598)	(3,451,997)	(18,180,401)	(8,204,575)	(16,639,646)					(19,080,808)		(57,295,916)	(43,274,527)	(81,056,418)		(22,601,694)	(69,598)	(3,451,997)	(75,476,317)	(51,479,102)	(97,696,064)
Issuance of common shares for restricted shares		2,775									(2,775)
Issuance of common shares for restricted shares (in shares)		450,000
Issuance of common shares upon initial public offering, net of issuance costs	122,774									623,663,942																623,786,716
Issuance of common shares upon initial public offering, net of issuance costs	20,000,000
Issuance of common shares in the private placement concurrent with initial public offering	51,156									306,883,789																306,934,945
Issuance of common shares in the private placement concurrent with initial public offering (in shares)	8,333,332
Conversion of convertible redeemable preferred shares to common shares upon completion of the initial public offering		501,620									2,677,790,668																431,662,361	2,678,292,288
Conversion of convertible redeemable preferred shares to common shares upon completion of the initial public offering (in shares)		77,999,069
Exercise of warrant			9,219									50,696,063																		50,705,282
Exercise of warrant (in shares)			1,500,000
Net loss																			(93,145,437)										(15,012,319)	(93,145,437)
Foreign currency translation adjustment													(5,437,415)																	(5,437,415)
Balance at Dec. 31, 2014			727,825									3,621,645,725	1,144,629						(1,257,126,506)											2,366,391,673
Balance (in shares) at Dec. 31, 2014			114,379,243																											114,379,243